Annual Total Returns- Federated Hermes Treasury Obligations Fund (Automated Shares) [BarChart] - Automated Shares - Federated Hermes Treasury Obligations Fund - AS	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.47%	1.45%	1.76%	0.23%